SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of cumulative effect of the changes made to the company consolidated balance sheet (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Jul. 01, 2020	Jun. 30, 2020
Impact Of Adoption Of New Accounting Policy On Allowances For Credit Losses On The Balance Sheet [Line Items]
Accounts receivable		$ 222,642
Accounts receivable retention	$ 4,521	10,601	$ 6,088
Costs and estimated earnings in excess of billings	211,630	184,239	186,879
Other receivables		28,236
Deferred tax assets	$ 15,237	11,550	$ 8,909
Retained earnings		752,133
Previously Reported [Member]
Impact Of Adoption Of New Accounting Policy On Allowances For Credit Losses On The Balance Sheet [Line Items]
Accounts receivable		242,449
Accounts receivable retention		10,805
Costs and estimated earnings in excess of billings		189,188
Other receivables		28,257
Deferred tax assets		8,909
Retained earnings		774,473
Adjustment due to ASU 2016-13 [Member]
Impact Of Adoption Of New Accounting Policy On Allowances For Credit Losses On The Balance Sheet [Line Items]
Accounts receivable		(19,807)
Accounts receivable retention		(204)
Costs and estimated earnings in excess of billings		(4,949)
Other receivables		(21)
Deferred tax assets		2,641
Retained earnings		$ (22,340)